Other operating income (expenses), net (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Other Operating Income Expenses Net
Gain/loss on sale of PPE		R$ (380)	R$ (479)	R$ 33
Reversal of management fee - Cresca	[1]		(3,318)
Provision for legal claims	[2]	387	(139)	2,213
Alto Taquari Farm	[3]		34	2,277
Surplus gain from spin-off (Note 1.1)		5,098		(500)
Write-off of effect of conversion of joint venture due to spin-off (Note 1.1)		30,616
Other		(289)	(2,117)	(1,211)
Other operating expenses, net		R$ 35,432	R$ (6,019)	R$ 2,812

[1]	On October 5, 2016, the Company entered into an agreement with the shareholder Carlos Casado S.A., which provides for the termination of the land development consultancy agreement. The termination of this agreement resulted in a reversal of revenue amounting to R$1,050. At December 31, 2016, the advisory agreement recorded under Intangible Assets," in the amount of R$1,440, was derecognized. At June 30, 2017, the Company recognized that it should have received amounts net of taxes and recorded a loss of R$828 related to taxes levied on settlement of the agreement.
[2]	The amount recognized in June 2016 refers to the reversal of provision for INSS of foreign members of the Board of Directors.
[3]	In June 2016, the Company obtained a discount on the payment of acquisition of Alto Taquari Farm.